RELATED PARTY BALANCES AND TRANSACTIONS - Amounts due to related parties (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Oct. 31, 2020 USD ($)	Sep. 30, 2020
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	¥ 80,376		¥ 113,697		$ 11,321,000
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]		Related Party [Member]	Related Party [Member]	Related Party [Member]
Investment made	¥ 20,845	$ 2,936,000	¥ 9,182
Hangzhou Qifei
RELATED PARTY BALANCES AND TRANSACTIONS
Investment made	20,349		8,996	¥ 0
Accrued remaining unpaid share of registered capital	20,655
Shanghai Jiehu
RELATED PARTY BALANCES AND TRANSACTIONS
Equity interest acquired				30.00%
Changfeng
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts of loans under such arrangement | $						$ 3,575,884
Shanghai Jiehu
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts of loans under such arrangement | $						$ 5,239,031
Hangzhou Qifei
RELATED PARTY BALANCES AND TRANSACTIONS
Equity Method Investment, Ownership Percentage							26.00%
Shanghai 360 Changfeng Technology, Co.,Ltd.,
RELATED PARTY BALANCES AND TRANSACTIONS
Equity Method Investment, Ownership Percentage				70.00%
Qibutianxia
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	¥ 1,656		¥ 1,656
Other Liability, Current, Related Party, Type [Extensible Enumeration]	qfin:EntityControlledByChairmanMember		qfin:EntityControlledByChairmanMember		qfin:EntityControlledByChairmanMember
Qihu
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	¥ 63,562		¥ 103,868
Other Liability, Current, Related Party, Type [Extensible Enumeration]	qfin:EntityControlledByChairmanMember		qfin:EntityControlledByChairmanMember		qfin:EntityControlledByChairmanMember
Others
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	¥ 15,158		¥ 8,173
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:OtherAffiliatesMember		us-gaap:OtherAffiliatesMember		us-gaap:OtherAffiliatesMember
Beijing Qifei | Hangzhou Qifei
RELATED PARTY BALANCES AND TRANSACTIONS
Equity Method Investment, Ownership Percentage							25.00%